Consolidated Schedule of Investments
July 31, 2025
(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–42.25%(a)
Argentina–0.98%
Argentina Treasury Bond BONTE, 29.50%, 04/27/2027(b)	ARS	14,350,000,000	$11,219,046
Argentine Bonos del Tesoro, 15.50%, 10/17/2026	ARS	135,000,000	84,603
			11,303,649
Australia–6.18%
Australia Government Bond, Series 142, 4.25%, 04/21/2026(c)	AUD	83,500,000	53,953,727
Treasury Corp. of Victoria, 5.50%, 09/15/2039	AUD	10,000,000	6,474,763
Treasury Corporation of Victoria, 5.50%, 11/17/2026	AUD	16,000,000	10,551,284
			70,979,774
Brazil–2.84%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	BRL	46,000,000	32,624,666
Colombia–0.53%
Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(c)	COP	8,000,000,000	1,422,050
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(c)	COP	23,500,000,000	4,687,941
			6,109,991
France–1.33%
BNP Paribas S.A., 2.75%, 07/25/2028(c)(d)	EUR	10,000,000	11,469,015
Electricite de France S.A., 7.50%(c)(d)(e)	EUR	3,000,000	3,794,246
			15,263,261
Greece–0.27%
Eurobank S.A., 5.88%, 11/28/2029(c)(d)	EUR	2,500,000	3,116,831
India–0.96%
India Government Bond, 7.09%, 08/05/2054	INR	950,000,000	10,988,599
Ivory Coast–0.49%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(c)	EUR	5,000,000	5,574,000
Japan–2.92%
Japan Government Bond,
Series 18, 3.10%, 03/20/2065	JPY	3,150,000,000	19,970,462
Series 66, 0.40%, 03/20/2050	JPY	1,800,000,000	6,835,165
	Principal Amount		Value
Japan–(continued)
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	JPY	2,266,600,000	$6,782,604
			33,588,231
Mexico–7.86%
Mexican Bonos, Series M, 8.50%, 02/28/2030	MXN	1,215,000,000	63,821,813
Mexican Udibonos, Series S, 4.00%, 08/30/2029	MXN	511,519,980	26,398,962
			90,220,775
Netherlands–0.40%
ABN AMRO Bank N.V., 4.38%(c)(d)(e)	EUR	4,000,000	4,575,272
South Africa–5.54%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	783,300,000	41,692,654
Series 2040, 9.00%, 01/31/2040	ZAR	450,000,000	21,935,785
			63,628,439
Spain–3.88%
Spain Government Bond, 2.80%, 05/31/2026	EUR	26,000,000	29,862,019
Telefonica Europe B.V.,
2.88%(c)(d)(e)	EUR	7,400,000	8,357,346
7.13%(c)(d)(e)	EUR	5,000,000	6,300,535
			44,519,900
Supranational–1.42%
African Development Bank,
0.00%, 04/05/2046(f)	ZAR	600,000,000	3,822,768
0.00%, 01/17/2050(f)	ZAR	310,000,000	1,392,347
Corporacion Andina de Fomento, 10.35%, 03/15/2033(c)	MXN	200,000,000	11,082,958
			16,298,073
United Kingdom–5.48%
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(c)	GBP	4,700,000	6,178,161
United Kingdom Gilt, 3.50%, 10/22/2025(c)	GBP	43,000,000	56,713,537
			62,891,698
United States–1.17%
Ford Motor Credit Co. LLC, 6.86%, 06/05/2026	GBP	10,000,000	13,426,767
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $503,756,657)			485,109,926
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–13.96%
Argentina–0.91%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(g)	$4,800,000	$3,724,272
3.50%, 07/09/2041(g)	7,000,000	4,277,000
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(c)	2,500,000	2,456,125
		10,457,397
Bermuda–0.44%
RLGH Finance Bermuda Ltd., 6.75%, 07/02/2035(c)	5,000,000	5,113,433
Brazil–0.72%
Arcos Dorados B.V., 6.38%, 01/29/2032(c)	2,280,000	2,352,960
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(c)	5,970,000	5,880,501
		8,233,461
Chile–1.13%
Banco de Credito e Inversiones S.A., 8.75%(c)(d)(e)	2,500,000	2,688,600
Banco del Estado de Chile, 7.95%(c)(d)(e)	1,450,000	1,543,719
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(c)	2,116,298	2,140,636
Sociedad Quimica y Minera de Chile S.A., 5.50%, 09/10/2034(c)	6,785,000	6,622,703
		12,995,658
Colombia–0.92%
Ecopetrol S.A.,
8.63%, 01/19/2029	5,000,000	5,368,736
7.75%, 02/01/2032	2,680,000	2,670,486
SURA Asset Management S.A., 6.35%, 05/13/2032(c)	2,400,000	2,526,960
		10,566,182
Dominican Republic–0.27%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(c)	2,975,000	3,072,491
Egypt–0.31%
Egypt Government International Bond, 8.63%, 02/04/2030(c)	3,490,000	3,545,810
France–0.70%
Electricite de France S.A., 9.13%(c)(d)(e)	7,000,000	8,038,625
India–0.44%
Muthoot Finance Ltd., 7.13%, 02/14/2028(c)	5,000,000	5,117,841
	Principal Amount	Value
Ireland–0.21%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	$2,500,000	$2,428,230
Italy–0.51%
Intesa Sanpaolo S.p.A., 7.70%(c)(d)(e)	5,800,000	5,828,988
Macau–0.31%
MGM China Holdings Ltd., 5.88%, 05/15/2026(c)	3,520,000	3,522,548
Mexico–1.91%
Banco Mercantil del Norte S.A., 8.38%(c)(d)(e)(h)	2,500,000	2,642,595
Braskem Idesa S.A.P.I., 7.45%, 11/15/2029(c)	3,520,000	2,486,609
CEMEX S.A.B. de C.V., 5.13%(c)(d)(e)	3,050,000	3,023,803
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple, 7.25%, 01/31/2041(c)	2,986,380	3,059,994
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(c)	3,750,000	3,180,141
Petroleos Mexicanos, 6.88%, 08/04/2026	7,500,000	7,534,808
		21,927,950
Netherlands–0.19%
Prosus N.V., 3.26%, 01/19/2027(c)	2,200,000	2,151,419
Nigeria–0.44%
IHS Holding Ltd., 8.25%, 11/29/2031(c)	5,000,000	5,116,534
Peru–0.26%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(c)	2,885,000	2,953,807
Serbia–0.15%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(c)	1,680,000	1,683,881
Supranational–0.21%
European Bank for Reconstruction & Development, 6.40%, 08/27/2025	2,400,000	2,402,568
Switzerland–1.92%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(c)(d)	333,000	335,474
Credit Suisse Group AG, (Acquired 03/05/2021-11/22/2021; Cost $10,691,625), 6.25%(c)(d)(e)(i)(j)(k)	9,800,000	588,000
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Principal Amount		Value
Switzerland–(continued)
UBS Group AG,
6.33%, 12/22/2027(c)(d)(h)	$10,000,000	$10,237,451
6.88%(c)(d)(e)	2,500,000	2,500,895
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/2045(c)(d)	4,000,000	3,995,234
Zurich Finance (Ireland) DAC, 3.50%, 05/02/2052(c)(d)	5,000,000	4,450,918
		22,107,972
United Kingdom–1.10%
Aberdeen Group PLC, 4.25%, 06/30/2028(c)	2,000,000	1,951,230
British Telecommunications PLC, 4.25%, 11/23/2081(c)(d)(h)	4,400,000	4,336,192
NatWest Group PLC, 6.00%(d)(e)	2,000,000	2,007,942
Vodafone Group PLC, 3.25%, 06/04/2081(d)(h)	4,400,000	4,287,727
		12,583,091
United States–0.26%
BP Capital Markets PLC, 4.88%(d)(e)	1,500,000	1,480,248
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,600,000	1,561,617
		3,041,865
Uzbekistan–0.65%
National Bank of Uzbekistan, 8.50%, 07/05/2029(c)	2,065,000	2,189,580
Navoi Mining & Metallurgical Combinat,
6.70%, 10/17/2028(c)	2,000,000	2,049,685
6.75%, 05/14/2030(c)	3,124,000	3,206,115
		7,445,380
Total U.S. Dollar Denominated Bonds & Notes (Cost $169,323,802)		160,335,131

U.S. Treasury Securities–13.14%
U.S. Treasury Bills–13.14%
4.26%, 09/18/2025(l)	69,608,000	69,602,952
4.04 - 4.14%, 05/14/2026(l)	81,283,367	81,251,706
Total U.S. Treasury Securities (Cost $150,891,367)		150,854,658
	Principal Amount		Value

Asset-Backed Securities–8.58%
Alba PLC,
Series 2007-1, Class F, 7.61% (SONIA + 3.37%), 03/17/2039(a)(c)(m)	GBP	2,626,434	$3,227,109
Series 2006-2, Class F, 7.61% (SONIA + 3.37%), 12/15/2038(a)(c)(m)	GBP	848,368	1,032,671
Auburn 15 PLC,
Series E, 6.22% (SONIA + 2.00%), 07/20/2045(a)(c)(m)	GBP	870,000	1,126,697
Series F, 6.72% (SONIA + 2.50%), 07/20/2045(a)(c)(m)	GBP	1,035,000	1,341,640
Eurohome UK Mortgages PLC, Series 2007-2, Class B2, 8.36% (SONIA + 4.12%), 09/15/2044(a)(c)(m)	GBP	3,750,000	4,783,895
Eurosail PLC, Series 2007-4X, Class D1A, 6.11% (SONIA + 1.87%), 06/13/2045(a)(c)(m)	GBP	4,094,013	4,697,537
Eurosail-UK NC PLC,
Series 2007-1X, Class D1C, 5.25% (SONIA + 1.01%), 03/13/2045(a)(c)(m)	GBP	2,500,000	2,880,945
Series 2007-1X, Class D1A, 2.79% (3 mo. EURIBOR + 0.84%), 03/13/2045(a)(c)(m)	EUR	3,967,000	3,862,437
Jupiter Mortgage No.1 PLC,
Series 1A, Class ER, 8.24% (SONIA + 4.00%), 07/20/2055(a)(c)(m)	GBP	2,200,000	2,914,817
Series 1A, Class FR, 9.24% (SONIA + 5.00%), 07/20/2055(a)(c)(m)	GBP	2,000,000	2,649,789
Ludgate Funding PLC, Series 2007-1, Class RES, 0.00%, 01/01/2061(a)(c)(f)(n)	GBP	207,500,000	3,143,728
Mansard Mortgages PLC,
Series 2006-1X, Class B2, 7.86% (SONIA + 3.62%), 10/15/2048(a)(c)(m)	GBP	3,129,741	4,075,476
Series 2007-1X, Class B2, 7.36% (SONIA + 3.12%), 04/15/2049(a)(c)(m)	GBP	1,891,506	2,342,450
Mortgage Funding PLC, Series 2008-1, Class B2, 7.56% (SONIA + 3.32%), 03/13/2046(a)(c)(m)	GBP	6,580,280	8,125,910
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value

Newday Funding Master Issuer PLC,
Series 2025-1X, Class E, 0.00% (SONIA + 3.30%), 04/15/2033(a)(c)(f)(m)	GBP	2,700,000	$3,606,468
Series 2024-3X, Class E, 7.97% (SONIA + 3.75%), 11/15/2032(a)(c)(m)	GBP	3,480,000	4,674,524
Newgate Funding PLC,
Series 2006-2, Class CB, 2.37% (3 mo. EURIBOR + 0.43%), 12/01/2050(a)(c)(m)	EUR	1,412,749	1,485,380
Series 2007-2X, Class CB, 2.42% (3 mo. EURIBOR + 0.44%), 12/15/2050(a)(c)(m)	EUR	1,772,031	1,713,572
Series 2007-1X, Class CB, 2.38% (3 mo. EURIBOR + 0.38%), 12/01/2050(a)(c)(m)	EUR	1,037,129	1,023,041
Series 2007-3X, Class CB, 3.48% (3 mo. EURIBOR + 1.50%), 12/15/2050(a)(c)(m)	EUR	999,806	1,092,500
RMAC Securities No. 1 PLC, Series 2006-NS4X, Class B1C, 2.80% (3 mo. EURIBOR + 0.85%), 06/12/2044(a)(c)(m)	EUR	5,426,097	5,699,429
Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 8.74% (SONIA + 4.50%), 07/20/2053(a)(c)(m)	GBP	1,000,000	1,324,138
Series 2024-GR6X, Class E, 7.74% (SONIA + 3.50%), 07/20/2053(a)(c)(m)	GBP	1,435,000	1,900,173
Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024- GR7X, Class E, 7.47% (SONIA + 3.25%), 04/20/2051(a)(c)(m)	GBP	1,125,000	1,489,844
Sestante Finance S.r.l., Series 2005, Class C1, 2.83% (3 mo. EURIBOR + 0.80%), 07/15/2045(a)(c)(m)	EUR	9,700,000	5,605,143
IM Pastor 4, FTA, Series B, 2.23% (3 mo. EURIBOR + 0.19%), 03/22/2044(a)(c)(m)	EUR	3,800,000	3,126,736
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(j)		$10,843,617	10,301,436
0.00%, 12/31/2043(a)(f)(j)	ARS	117,222,368	81,198
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(a)(f)(j)(n)	ARS	445,000,000	2,131,411
	Principal Amount		Value

Hera Financing DAC,
Series 2024-1A, Class B, 7.19% (SONIA + 2.95%), 11/17/2034(a)(c)(m)	GBP	2,330,533	$3,085,561
Series 2024-1A, Class C, 7.99% (SONIA + 3.75%), 11/17/2034(a)(c)(m)	GBP	1,331,590	1,759,398
Series 2024-1A, Class A, 6.14% (SONIA + 1.90%), 11/17/2034(a)(c)(m)	GBP	1,665,237	2,206,082
Total Asset-Backed Securities (Cost $105,918,221)			98,511,135
	Shares
Common Stocks & Other Equity Interests–3.95%
Argentina–3.95%
Banco BBVA Argentina S.A.		500,000	2,603,012
Banco Macro S.A., Class B		950,000	6,525,029
Grupo Financiero Galicia S.A., Class B		2,260,000	11,320,696
Pampa Energia S.A.(o)		1,450,000	4,366,425
YPF S.A., ADR(h)(o)		70,000	2,347,800
YPF S.A., Class D(o)		547,500	18,203,585
Total Common Stocks & Other Equity Interests (Cost $27,596,390)			45,366,547
	Principal Amount
Commercial Paper–0.12%
Argentina–0.12%
TMF Trust Co. (Argentina) S.A., 12.00%, 01/08/2026(j)(l)		292,768	293,617
TMF Trust Co. (Argentina) S.A., 12.00%, 07/08/2026(j)(l)		344,353	346,862
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(j)(l)		474,845	480,169
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(j)(l)		210,636	213,393
Total Commercial Paper (Cost $1,322,602)			1,334,041
	Shares
Money Market Funds–9.83%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(p)(q)		39,491,273	39,491,273
Invesco Treasury Portfolio, Institutional Class, 4.23%(p)(q)		73,340,936	73,340,936
Total Money Market Funds (Cost $112,832,209)			112,832,209

Options Purchased–4.71%
(Cost $74,825,922)(r)			54,107,153
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-96.54% (Cost $1,146,467,170)			1,108,450,800
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.66%
Invesco Private Government Fund, 4.32%(p)(q)(s)	5,305,832	$5,305,832
Invesco Private Prime Fund, 4.46%(p)(q)(s)	13,819,655	13,822,419
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,128,251)		19,128,251
TOTAL INVESTMENTS IN SECURITIES—98.20% (Cost $1,165,595,421)		1,127,579,051
OTHER ASSETS LESS LIABILITIES–1.80%		20,718,017
NET ASSETS–100.00%		$1,148,297,068
Investment Abbreviations:
ADR	– American Depositary Receipt
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
COP	– Colombia Peso
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
JPY	– Japanese Yen
MXN	– Mexican Peso
SONIA	– Sterling Overnight Index Average
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $385,814,206, which represented 33.60% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	All or a portion of this security was out on loan at July 31, 2025.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2025 represented less than 1% of the Fund’s Net Assets.

(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Restricted security. The value of this security at July 31, 2025 represented less than 1% of the Fund’s Net Assets.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2025.
(n)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2025.

(o)	Non-income producing security.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5	$249,345,171	$(209,853,903)	$-	$-	$39,491,273	$622,448
Invesco Treasury Portfolio, Institutional Class	-	463,069,602	(389,728,666)	-	-	73,340,936	1,155,853
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,165,492	$24,716,839	$(23,576,499)	$-	$-	$5,305,832	$120,408*
Invesco Private Prime Fund	10,866,263	57,782,470	(54,825,112)	501	(1,703)	13,822,419	324,556*
Total	$15,031,760	$794,914,082	$(677,984,180)	$501	$(1,703)	$131,960,460	$2,223,265

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(r)	The table below details options purchased.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Put	11/21/2025	17	USD	6,200.00	USD	10,540,000	$237,065
S&P 500® Index	Put	11/21/2025	16	USD	6,290.00	USD	10,064,000	258,960
Total Index Options Purchased								$496,025

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus CNH	Call	Merrill Lynch International	09/29/2025	CNH	5.10	AUD	5,000,000	$9,797
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	12/01/2025	USD	0.70	AUD	6,670,000	237,634
AUD versus USD	Call	Merrill Lynch International	10/14/2025	USD	0.67	AUD	60,000,000	186,818
AUD versus USD	Call	Merrill Lynch International	04/07/2026	USD	0.75	AUD	15,000,000	281,404
EUR versus USD	Call	Deutsche Bank AG	09/30/2025	USD	1.22	EUR	5,000,000	214,283
EUR versus USD	Call	Deutsche Bank AG	12/23/2025	USD	1.20	EUR	10,000,000	728,941
EUR versus USD	Call	Goldman Sachs International	09/25/2025	USD	1.20	EUR	12,500,000	396,838
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	01/21/2026	USD	1.24	EUR	11,670,000	665,504
EUR versus USD	Call	Merrill Lynch International	10/28/2025	USD	1.20	EUR	10,000,000	438,882
EUR versus USD	Call	Merrill Lynch International	05/08/2026	USD	1.35	EUR	16,670,000	468,613
USD versus THB	Call	Goldman Sachs International	08/14/2025	THB	34.50	USD	50,000,000	1,050
Subtotal — Foreign Currency Call Options Purchased								3,629,764
Currency Risk
CHF versus JPY	Put	Deutsche Bank AG	07/27/2026	JPY	160.00	CHF	12,500,000	608,603
CHF versus JPY	Put	Goldman Sachs International	07/21/2027	JPY	147.00	CHF	20,000,000	727,904
EUR versus NOK	Put	Deutsche Bank AG	10/20/2025	NOK	11.35	EUR	5,000,000	539,936
EUR versus PLN	Put	Goldman Sachs International	09/24/2025	PLN	4.15	EUR	5,000,000	110,280
EUR versus ZAR	Put	Goldman Sachs International	10/01/2025	ZAR	20.20	EUR	4,500,000	646,793
USD versus BRL	Put	Barclays Bank PLC	11/06/2025	BRL	5.40	USD	2,500,000	201,595
USD versus BRL	Put	Goldman Sachs International	09/11/2025	BRL	5.50	USD	6,250,000	1,126,575
USD versus BRL	Put	Goldman Sachs International	09/23/2025	BRL	5.45	USD	10,000,000	1,332,990
USD versus BRL	Put	Goldman Sachs International	06/18/2026	BRL	5.75	USD	105,000,000	2,987,355
USD versus BRL	Put	Goldman Sachs International	07/06/2027	BRL	6.00	USD	75,000,000	3,236,100
USD versus BRL	Put	Merrill Lynch International	07/03/2026	BRL	5.25	USD	7,500,000	855,675
USD versus BRL	Put	Morgan Stanley and Co. International PLC	08/25/2025	BRL	5.40	USD	5,000,000	269,435
USD versus CAD	Put	Deutsche Bank AG	05/06/2026	CAD	1.20	USD	12,500,000	133,412
USD versus CAD	Put	Morgan Stanley and Co. International PLC	11/05/2025	CAD	1.28	USD	12,500,000	122,738
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus CNH	Put	Goldman Sachs International	08/12/2025	CNH	6.90	USD	5,000,000	$29,680
USD versus CNH	Put	Goldman Sachs International	09/11/2025	CNH	7.00	USD	125,000,000	43,000
USD versus INR	Put	Goldman Sachs International	05/22/2026	INR	82.00	USD	10,000,000	298,560
USD versus JPY	Put	Deutsche Bank AG	10/29/2025	JPY	144.00	USD	10,000,000	594,960
USD versus JPY	Put	Goldman Sachs International	09/04/2025	JPY	142.00	USD	10,000,000	162,880
USD versus JPY	Put	Goldman Sachs International	09/08/2025	JPY	130.00	USD	30,000,000	33,810
USD versus JPY	Put	Goldman Sachs International	05/06/2026	JPY	110.00	USD	50,000,000	299,150
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	07/03/2026	JPY	120.00	USD	12,500,000	355,225
USD versus JPY	Put	Morgan Stanley and Co. International PLC	09/30/2025	JPY	133.00	USD	12,500,000	108,263
USD versus KRW	Put	Deutsche Bank AG	05/20/2026	KRW	1,200.00	USD	5,000,000	221,885
USD versus KRW	Put	Merrill Lynch International	08/06/2025	KRW	1,325.00	USD	50,000,000	50
USD versus KRW	Put	Merrill Lynch International	10/21/2025	KRW	1,275.00	USD	7,500,000	199,440
USD versus KRW	Put	Merrill Lynch International	05/15/2026	KRW	1,300.00	USD	116,670,000	471,580
USD versus KRW	Put	Morgan Stanley and Co. International PLC	12/08/2025	KRW	1,200.00	USD	15,000,000	129,090
USD versus MXN	Put	Goldman Sachs International	09/30/2025	MXN	18.40	USD	4,000,000	507,092
USD versus MXN	Put	Goldman Sachs International	10/22/2025	MXN	18.25	USD	10,000,000	737,980
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	12/16/2025	MXN	17.50	USD	5,000,000	233,870
USD versus MXN	Put	Merrill Lynch International	10/22/2025	MXN	18.50	USD	125,000,000	145,000
USD versus MXN	Put	Merrill Lynch International	07/27/2026	MXN	17.90	USD	10,000,000	1,243,280
USD versus NOK	Put	Goldman Sachs International	10/01/2025	NOK	9.85	USD	5,000,000	354,865
USD versus NOK	Put	J.P. Morgan Chase Bank, N.A.	10/23/2025	NOK	9.70	USD	5,000,000	240,690
USD versus NOK	Put	UBS AG	10/23/2025	NOK	9.50	USD	5,000,000	170,840
USD versus ZAR	Put	Goldman Sachs International	12/16/2025	ZAR	17.75	USD	7,500,000	1,187,302
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	10/30/2025	ZAR	17.35	USD	5,000,000	383,930
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	11/10/2025	ZAR	17.40	USD	5,000,000	399,615
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	12/02/2025	ZAR	17.70	USD	5,000,000	467,700
USD versus ZAR	Put	UBS AG	09/22/2025	ZAR	17.40	USD	125,000,000	65,000
USD versus ZAR	Put	UBS AG	12/16/2025	ZAR	17.60	USD	100,000,000	185,400
Subtotal — Foreign Currency Put Options Purchased								22,169,528
Total Foreign Currency Options Purchased								$25,799,292

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,216,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Barclays Bank PLC	3.00%	Receive	SOFR	Annually	01/02/2026	USD	500,000,000	$787,000
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.38	Receive	6 Month EURIBOR	Semi-Annually	06/24/2026	EUR	98,330,000	922,437
Subtotal — Interest Rate Call Swaptions Purchased										1,709,437
Interest Rate Risk
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.16	Pay	6 Month EURIBOR	Semi-Annually	06/26/2028	EUR	27,500,000	1,023,820
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	100,000,000	20,014,347
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.92	Pay	6 Month EURIBOR	Semi-Annually	02/09/2026	EUR	33,330,000	1,292,227
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.17	Pay	SOFR	Annually	07/19/2027	USD	53,330,000	3,772,005
Subtotal — Interest Rate Put Swaptions Purchased										26,102,399
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value	Value
Total Interest Rate Swaptions Purchased									$27,811,836

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,216,000.

Open Exchange-Traded Futures Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Interest Rate Risk
U.S. Treasury 5 Year Notes	Put	09/26/2025	5,000	USD	107.50	USD	537,500,000	$(1,367,190)
U.S. Treasury 5 Year Notes	Put	11/21/2025	2,000	USD	107.50	USD	215,000,000	(531,260)
Total Exchange-Traded Future Options Written								$(1,898,450)

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Credit Risk
BNP Paribas S.A.	Put	99.00%	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)%	Quarterly	11/19/2025	3.217%	USD	66,670,000	$(164,788)
BNP Paribas S.A.	Put	102.00	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)	Quarterly	11/19/2025	3.217	USD	55,000,000	(239,161)
J.P. Morgan Chase Bank, N.A.	Put	400.00	Markit iTraxx Europe Crossover Index, Series 43, Version 1	(5.00)	Quarterly	10/15/2025	2.661	EUR	50,000,000	(93,037)
J.P. Morgan Chase Bank, N.A.	Put	312.50	Markit iTraxx Europe Crossover Index, Series 43, Version 1	(5.00)	Quarterly	09/17/2025	2.661	EUR	50,000,000	(152,051)
J.P. Morgan Chase Bank, N.A.	Put	104.50	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)	Quarterly	10/15/2025	3.217	USD	85,000,000	(429,112)
J.P. Morgan Chase Bank, N.A.	Put	105.50	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)	Quarterly	09/17/2025	3.217	USD	50,000,000	(208,613)
Total Credit Default Swaptions Written										$(1,286,762)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,216,000.
(b)
Implied credit spreads represent the current level, as of July 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Merrill Lynch International	10/14/2025	USD	0.69	AUD	60,000,000	$(34,510)
USD versus BRL	Call	Goldman Sachs International	06/18/2026	BRL	6.60	USD	105,000,000	(2,633,190)
USD versus BRL	Call	Goldman Sachs International	07/06/2027	BRL	7.50	USD	75,000,000	(3,266,625)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	07/10/2026	BRL	7.00	USD	33,350,000	(577,689)
USD versus BRL	Call	Merrill Lynch International	07/03/2026	BRL	6.40	USD	75,000,000	(2,595,600)
USD versus IDR	Call	Goldman Sachs International	08/14/2025	IDR	17,000.00	USD	75,000,000	(15,450)
USD versus JPY	Call	Morgan Stanley and Co. International PLC	10/02/2025	JPY	150.00	USD	2,500,000	(1,264,095)
USD versus KRW	Call	Merrill Lynch International	05/15/2026	KRW	1,455.00	USD	33,330,000	(422,491)
USD versus MXN	Call	Merrill Lynch International	07/27/2026	MXN	22.00	USD	37,500,000	(544,725)
USD versus THB	Call	Goldman Sachs International	08/14/2025	THB	36.00	USD	50,000,000	(50)
USD versus TRY	Call	Goldman Sachs International	02/18/2026	TRY	48.50	USD	20,000,000	(969,520)
USD versus TRY	Call	Goldman Sachs International	03/11/2026	TRY	48.20	USD	25,000,000	(1,475,550)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus TRY	Call	Goldman Sachs International	03/20/2026	TRY	51.00	USD	25,000,000	$(1,211,900)
USD versus TRY	Call	Goldman Sachs International	07/27/2026	TRY	54.45	USD	25,000,000	(1,946,700)
USD versus ZAR	Call	Goldman Sachs International	03/11/2026	ZAR	20.00	USD	25,000,000	(412,300)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/01/2026	ZAR	20.00	USD	12,500,000	(305,988)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/01/2026	ZAR	21.50	USD	25,000,000	(306,525)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/18/2026	ZAR	20.50	USD	37,500,000	(777,712)
Subtotal — Foreign Currency Call Options Written								(18,760,620)
Currency Risk
AUD versus USD	Put	J.P. Morgan Chase Bank, N.A.	12/01/2025	USD	0.60	AUD	33,330,000	(81,758)
AUD versus USD	Put	Merrill Lynch International	10/14/2025	USD	0.64	AUD	60,000,000	(464,559)
USD versus BRL	Put	Goldman Sachs International	06/18/2026	BRL	5.35	USD	105,000,000	(1,007,475)
USD versus BRL	Put	Goldman Sachs International	07/06/2027	BRL	5.30	USD	75,000,000	(1,045,200)
USD versus KRW	Put	Merrill Lynch International	08/06/2025	KRW	1,275.00	USD	50,000,000	(50)
USD versus ZAR	Put	Goldman Sachs International	03/11/2026	ZAR	17.50	USD	25,000,000	(422,575)
Subtotal — Foreign Currency Put Options Written								(3,021,617)
Total Foreign Currency Options Written								$(21,782,237)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,216,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Barclays Bank PLC	2.50%	SOFR	Receive	Annually	01/02/2026	USD	500,000,000	$(278,975)
5 Year Interest Rate Swap	Call	Barclays Bank PLC	3.00	SOFR	Receive	Annually	01/02/2026	USD	160,000,000	(467,050)
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.75	SOFR	Receive	Annually	12/26/2025	USD	61,170,000	(1,007,324)
5 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.34	SOFR	Receive	Annually	10/07/2025	USD	100,000,000	(308,404)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.50	SOFR	Receive	Annually	04/07/2026	USD	337,500,000	(4,198,537)
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.76	SOFR	Receive	Annually	12/29/2025	USD	100,550,000	(1,750,888)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.59	6 Month EURIBOR	Receive	Semi-Annually	05/21/2026	EUR	75,000,000	(2,314,629)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	07/11/2029	USD	40,000,000	(1,138,666)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.50	SOFR	Receive	Annually	12/26/2025	USD	40,000,000	(306,679)
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.10	6 Month EURIBOR	Receive	Semi-Annually	01/02/2026	EUR	50,000,000	(111,906)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.65	6 Month EURIBOR	Receive	Semi-Annually	07/30/2026	EUR	50,000,000	(2,048,516)
10 Year Interest Rate Swap	Call	Merrill Lynch International	3.50	SOFR	Receive	Annually	11/05/2025	USD	83,330,000	(405,365)
5 Year Interest Rate Swap	Call	Merrill Lynch International	2.76	CORRA	Receive	Semi-Annually	09/08/2025	CAD	66,665,000	(172,359)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.72	SOFR	Receive	Annually	11/06/2025	USD	50,000,000	(463,122)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.80	SOFR	Receive	Annually	10/22/2025	USD	33,330,000	(358,251)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.58	6 Month EURIBOR	Receive	Semi-Annually	05/21/2026	EUR	20,000,000	(1,023,185)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.60	6 Month EURIBOR	Receive	Semi-Annually	06/24/2026	EUR	16,670,000	(956,468)
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.25	SOFR	Receive	Annually	06/26/2026	USD	100,000,000	(1,009,684)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.86%	SOFR	Receive	Annually	10/14/2025	USD	33,330,000	$(420,900)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.72	SOFR	Receive	Annually	01/30/2026	USD	137,500,000	(2,187,074)
Subtotal—Interest Rate Call Swaptions Written										(20,927,982)
Interest Rate Risk
30 Year Interest Rate Swap	Put	Barclays Bank PLC	5.55	SONIA	Pay	Annually	05/10/2027	GBP	33,330,000	(1,221,043)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	2.73	6 Month EURIBOR	Pay	Semi-Annually	05/24/2027	EUR	107,500,000	(1,776,140)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.74	SOFR	Pay	Annually	10/07/2025	USD	100,000,000	(328,928)
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.32	6 Month EURIBOR	Pay	Semi-Annually	02/09/2026	EUR	66,670,000	(838,422)
1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.11	SOFR	Pay	At Maturity	06/21/2027	USD	666,670,000	(1,434,014)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.30	6 Month EURIBOR	Pay	Semi-Annually	03/18/2027	EUR	240,000,000	(1,948,833)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.78	6 Month EURIBOR	Pay	Semi-Annually	06/26/2028	EUR	125,000,000	(1,035,733)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.55	6 Month EURIBOR	Pay	Semi-Annually	01/02/2026	EUR	50,000,000	(250,673)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.77	SOFR	Pay	Annually	07/19/2027	USD	196,670,000	(3,910,567)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.25	6 Month EURIBOR	Pay	Semi-Annually	07/16/2026	EUR	44,000,000	(1,331,134)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.65	6 Month EURIBOR	Pay	Semi-Annually	05/20/2027	EUR	50,000,000	(909,498)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.75	SOFR	Pay	Annually	06/26/2026	USD	100,000,000	(1,105,061)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.72	SONIA	Pay	Annually	05/04/2027	GBP	56,710,000	(5,020,208)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.31	6 Month EURIBOR	Pay	Semi-Annually	07/29/2026	EUR	333,330,000	(1,508,978)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.19	6 Month EURIBOR	Pay	Semi-Annually	01/29/2026	EUR	333,330,000	(939,955)
Subtotal—Interest Rate Put Swaptions Written										(23,559,187)
Total Interest Rate Swaptions Written										$(44,487,169)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,216,000.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Notes	560	December-2025	$60,659,375	$562	$562
U.S. Treasury 2 Year Notes	2,844	September-2025	588,663,565	(115,414)	(115,414)
U.S. Treasury 10 Year Notes	2,297	September-2025	255,110,563	(2,191,262)	(2,191,262)
Subtotal—Long Futures Contracts				(2,306,114)	(2,306,114)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury Notes	560	December-2025	(60,659,375)	12,273	12,273
U.S. Treasury 10 Year Ultra Notes	26	September-2025	(2,940,031)	(35,188)	(35,188)
Subtotal—Short Futures Contracts				(22,915)	(22,915)
Total Futures Contracts				$(2,329,029)	$(2,329,029)

(a)	Futures contracts collateralized by $1,946,396 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/17/2025	Barclays Bank PLC	CAD	1,655,000	USD	1,217,737	$20,564
09/17/2025	Barclays Bank PLC	GBP	3,545,000	USD	4,839,172	155,461
09/17/2025	Barclays Bank PLC	NOK	67,075,377	USD	6,661,282	171,661
09/17/2025	BNP Paribas S.A.	AUD	98,581,000	USD	64,348,225	944,310
08/04/2025	Deutsche Bank AG	BRL	506,796,084	USD	91,281,716	775,142
08/04/2025	Deutsche Bank AG	EUR	13,000,000	USD	14,926,340	90,747
08/04/2025	Deutsche Bank AG	USD	90,465,377	BRL	506,796,084	41,197
09/17/2025	Deutsche Bank AG	CLP	31,405,767,382	USD	33,659,254	1,367,399
09/17/2025	Deutsche Bank AG	EUR	88,065,027	USD	101,545,784	752,917
09/17/2025	Deutsche Bank AG	IDR	553,902,790,000	USD	33,830,257	304,901
09/17/2025	Deutsche Bank AG	INR	3,082,681,000	USD	35,803,870	661,150
09/17/2025	Deutsche Bank AG	JPY	4,242,965,831	USD	28,965,000	690,525
09/17/2025	Deutsche Bank AG	KRW	872,784,045	USD	645,660	18,662
09/17/2025	Deutsche Bank AG	USD	26,213,960	HUF	9,319,325,018	316,226
10/31/2025	Deutsche Bank AG	JPY	295,066,000	USD	2,000,000	24,169
11/18/2025	Deutsche Bank AG	USD	76,776,000	EUR	70,000,000	3,665,248
09/17/2025	Goldman Sachs International	JPY	1,616,265,200	USD	11,000,000	229,456
09/17/2025	Goldman Sachs International	MXN	440,064,375	USD	23,250,000	32,855
09/17/2025	Goldman Sachs International	THB	986,858,000	USD	30,500,000	197,579
05/08/2026	Goldman Sachs International	JPY	2,223,200,000	USD	16,000,000	824,720
03/19/2027	Goldman Sachs International	INR	22,223,750,000	USD	250,000,000	5,411,537
09/17/2025	HSBC Bank USA	EUR	35,165,000	USD	41,408,764	1,161,446
08/04/2025	J.P. Morgan Chase Bank, N.A.	BRL	199,047,000	USD	35,672,873	125,909
08/04/2025	J.P. Morgan Chase Bank, N.A.	USD	35,530,783	BRL	199,047,000	16,181
09/02/2025	J.P. Morgan Chase Bank, N.A.	BRL	335,669,885	USD	59,537,049	47,042
09/17/2025	J.P. Morgan Chase Bank, N.A.	AUD	10,173,400	USD	6,721,175	177,993
09/17/2025	J.P. Morgan Chase Bank, N.A.	EUR	240,614,523	USD	277,266,746	1,876,751
09/17/2025	J.P. Morgan Chase Bank, N.A.	JPY	1,537,312,350	USD	10,500,000	255,586
09/17/2025	J.P. Morgan Chase Bank, N.A.	SEK	177,000	USD	18,616	484
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	870,397	CZK	18,845,000	5,591
10/02/2025	J.P. Morgan Chase Bank, N.A.	USD	76,162,450	EUR	66,500,000	24,001
10/29/2025	J.P. Morgan Chase Bank, N.A.	EUR	7,000,000	USD	8,053,500	19,730
12/03/2025	J.P. Morgan Chase Bank, N.A.	AUD	23,330,000	USD	15,066,514	37,852
12/18/2025	J.P. Morgan Chase Bank, N.A.	USD	16,750,000	MXN	322,831,125	117,060
06/22/2026	J.P. Morgan Chase Bank, N.A.	ZAR	138,975,000	USD	7,500,000	48,039
07/07/2026	J.P. Morgan Chase Bank, N.A.	JPY	1,572,412,500	USD	11,250,000	460,433
07/14/2026	J.P. Morgan Chase Bank, N.A.	BRL	30,150,000	USD	5,000,000	35,854
08/04/2025	Merrill Lynch International	USD	25,026,855	BRL	140,393,000	45,338
08/18/2025	Merrill Lynch International	MXN	371,814,000	USD	20,000,000	321,054
09/17/2025	Merrill Lynch International	CNY	44,785,000	USD	6,291,368	30,721
09/17/2025	Merrill Lynch International	GBP	110,358,359	USD	149,996,653	4,189,407
09/17/2025	Merrill Lynch International	KRW	14,070,000,000	USD	10,341,102	233,382
09/17/2025	Merrill Lynch International	USD	49,077,927	MXN	944,103,450	731,574
09/17/2025	Merrill Lynch International	ZAR	1,456,581,900	USD	81,367,381	1,648,828
09/17/2025	Morgan Stanley and Co. International PLC	COP	221,766,899,750	USD	52,963,050	214,479
09/17/2025	Morgan Stanley and Co. International PLC	GBP	10,201,523	USD	14,023,209	544,791
09/17/2025	Morgan Stanley and Co. International PLC	MXN	195,794,159	USD	10,500,000	170,189
09/17/2025	Morgan Stanley and Co. International PLC	THB	416,259,603	USD	12,816,861	35,211
09/17/2025	Morgan Stanley and Co. International PLC	USD	32,733,610	COP	139,000,000,000	328,363
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/17/2025	Morgan Stanley and Co. International PLC	USD	23,269,052	PLN	87,910,000	$171,829
10/06/2025	Morgan Stanley and Co. International PLC	JPY	2,353,280,000	USD	16,000,000	284,761
12/10/2025	Morgan Stanley and Co. International PLC	KRW	25,501,255,000	USD	19,045,000	637,251
09/17/2025	Royal Bank of Canada	AUD	40,000,000	USD	26,118,600	391,973
09/17/2025	UBS AG	EUR	13,000,000	USD	15,139,371	260,510
09/17/2025	UBS AG	JPY	5,882,850,031	USD	41,365,250	2,162,837
09/17/2025	UBS AG	NZD	4,078,481	USD	2,474,390	67,995
Subtotal—Appreciation						33,576,871
Currency Risk
09/17/2025	Barclays Bank PLC	USD	1,316,337	CAD	1,789,007	(22,229)
09/17/2025	Barclays Bank PLC	USD	6,843,976	NOK	68,915,000	(176,369)
09/17/2025	BNP Paribas S.A.	USD	44,736,649	AUD	68,536,212	(656,510)
08/04/2025	Citibank, N.A.	BRL	102,463,200	USD	18,290,141	(8,329)
08/04/2025	Citibank, N.A.	USD	18,461,206	BRL	102,463,200	(162,735)
08/29/2025	Credit Agricole CIB	USD	26,024,175	EUR	22,500,000	(304,618)
08/04/2025	Deutsche Bank AG	BRL	127,317,000	USD	22,726,656	(10,350)
08/04/2025	Deutsche Bank AG	USD	22,931,736	BRL	127,317,000	(194,731)
09/17/2025	Deutsche Bank AG	HUF	9,027,943,772	USD	25,394,346	(306,339)
09/17/2025	Deutsche Bank AG	MXN	1,510,159,924	USD	78,427,215	(1,246,588)
09/17/2025	Deutsche Bank AG	USD	33,754,728	CLP	31,494,849,197	(1,371,277)
09/17/2025	Deutsche Bank AG	USD	87,855,120	EUR	74,500,000	(2,587,803)
09/17/2025	Deutsche Bank AG	USD	33,120,860	IDR	542,287,839,200	(298,507)
09/17/2025	Deutsche Bank AG	USD	24,153,876	INR	2,079,626,919	(446,023)
09/17/2025	Deutsche Bank AG	USD	42,299,854	JPY	6,255,408,000	(614,772)
09/17/2025	Deutsche Bank AG	USD	45,103,075	KRW	60,968,983,780	(1,303,684)
11/18/2025	Deutsche Bank AG	EUR	32,500,000	USD	34,417,500	(2,930,222)
09/17/2025	Goldman Sachs International	USD	63,000,000	JPY	9,219,514,500	(1,562,566)
09/17/2025	Goldman Sachs International	USD	22,016,257	ZAR	399,279,745	(163,724)
03/19/2027	Goldman Sachs International	USD	250,000,000	INR	22,223,750,000	(5,411,537)
09/17/2025	HSBC Bank USA	USD	111,522,455	EUR	96,512,653	(1,061,046)
09/17/2025	HSBC Bank USA	USD	22,758,662	GBP	17,000,000	(297,987)
08/04/2025	J.P. Morgan Chase Bank, N.A.	BRL	335,669,885	USD	59,918,582	(27,286)
08/04/2025	J.P. Morgan Chase Bank, N.A.	USD	59,972,001	BRL	335,669,884	(26,133)
08/29/2025	J.P. Morgan Chase Bank, N.A.	USD	34,734,000	EUR	30,000,000	(441,257)
09/02/2025	J.P. Morgan Chase Bank, N.A.	USD	22,581,944	BRL	127,317,000	(17,843)
09/17/2025	J.P. Morgan Chase Bank, N.A.	CZK	17,543,322	USD	810,276	(5,204)
09/17/2025	J.P. Morgan Chase Bank, N.A.	MXN	475,950,000	USD	25,005,764	(104,654)
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	65,934,206	EUR	57,236,000	(426,016)
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	8,534,608	GBP	6,289,715	(224,535)
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	22,000,000	ZAR	399,614,600	(129,141)
10/14/2025	J.P. Morgan Chase Bank, N.A.	EUR	20,335,000	USD	22,693,860	(621,447)
10/14/2025	J.P. Morgan Chase Bank, N.A.	USD	76,136,072	EUR	64,660,000	(1,999,474)
08/04/2025	Merrill Lynch International	BRL	140,393,000	USD	25,060,781	(11,412)
08/18/2025	Merrill Lynch International	USD	55,500,000	MXN	1,032,459,750	(855,152)
09/17/2025	Merrill Lynch International	MXN	991,142,154	USD	51,127,459	(1,163,735)
09/17/2025	Merrill Lynch International	USD	6,052,451	CNY	43,084,273	(29,554)
09/17/2025	Merrill Lynch International	USD	12,256,861	EUR	10,685,000	(27,583)
09/17/2025	Merrill Lynch International	USD	2,793,790	GBP	2,055,500	(78,031)
09/17/2025	Merrill Lynch International	USD	69,000,000	MXN	1,300,615,500	(381,450)
09/17/2025	Merrill Lynch International	USD	11,184,628	ZAR	200,219,375	(226,645)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
10/23/2025	Merrill Lynch International	KRW	19,663,000,000	USD	14,000,000	$(155,408)
10/30/2025	Merrill Lynch International	USD	64,714,110	EUR	55,500,000	(1,013,637)
02/09/2026	Merrill Lynch International	BRL	11,025,000	USD	1,750,000	(131,938)
04/09/2026	Merrill Lynch International	AUD	9,000,000	USD	5,460,300	(352,947)
05/12/2026	Merrill Lynch International	EUR	12,000,000	USD	13,854,000	(84,854)
09/17/2025	Morgan Stanley and Co. International PLC	PEN	5,238,000	USD	1,430,288	(25,837)
09/17/2025	Morgan Stanley and Co. International PLC	PLN	86,630,378	USD	22,930,346	(169,328)
09/17/2025	Morgan Stanley and Co. International PLC	USD	40,160,556	EUR	34,583,333	(578,972)
09/17/2025	Morgan Stanley and Co. International PLC	USD	12,968,616	THB	421,188,216	(35,628)
09/17/2025	Standard Chartered Bank PLC	TRY	36,405,000	USD	838,748	(23,963)
08/04/2025	UBS AG	USD	15,095,028	EUR	13,000,000	(259,435)
09/17/2025	UBS AG	USD	17,987,622	JPY	2,558,149,243	(940,507)
09/17/2025	UBS AG	USD	2,475,790	NZD	4,080,788	(68,034)
Subtotal—Depreciation						(31,774,986)
Total Forward Foreign Currency Contracts						$1,801,885

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
UBS AG	Sell	1.00%	Quarterly	12/20/2028	0.330%	EUR	7,500,000	$78,968	$190,232	$111,264
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.617	USD	8,000,000	(2,129)	(44,296)	(42,167)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.294	EUR	7,500,000	(55,494)	(201,256)	(145,762)
Mexico Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	0.998	USD	3,300,000	25,567	(3,079)	(28,646)
Markit iTraxx Europe Crossover Index, Series 43, Version 1	Buy	(5.00)	Quarterly	06/20/2030	2.661	EUR	90,000,000	(7,712,999)	(10,046,995)	(2,333,996)
Markit CDX North America High Yield Index, Series 44, Version 1	Buy	(5.00)	Quarterly	06/20/2030	3.217	USD	70,000,000	(4,195,036)	(5,037,270)	(842,234)
Subtotal - Depreciation								(11,940,091)	(15,332,896)	(3,392,805)
Total Centrally Cleared Credit Default Swap Agreements								$(11,861,123)	$(15,142,664)	$(3,281,541)

(a)	Centrally cleared swap agreements collateralized by $12,731,638 cash held with Counterparties.
(b)
Implied credit spreads represent the current level, as of July 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	SOFR	Annually	(3.83)%	Annually	08/04/2035	USD	29,995,000	$—	$7,529	$7,529
Pay	BZDIOVRA	At Maturity	13.58	At Maturity	01/02/2029	BRL	177,879,370	—	91,066	91,066
Pay	6 Month BBSW	Semi-Annually	4.23	Semi-Annually	07/10/2035	AUD	30,665,000	—	92,957	92,957
Pay	6 Month BBSW	Semi-Annually	4.21	Semi-Annually	07/30/2035	AUD	46,205,000	—	97,591	97,591
Pay	KWCDC	Quarterly	2.75	Quarterly	02/19/2035	KRW	16,200,000,000	—	114,926	114,926
Pay	6 Month BBSW	Semi-Annually	4.24	Semi-Annually	07/10/2035	AUD	30,665,000	—	121,352	121,352
Receive	TONAR	Annually	(1.25)	Annually	05/19/2035	JPY	2,600,000,000	—	122,633	122,633
Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	50,000,000,000	—	164,458	164,458
Receive	COOVIBR	Quarterly	(8.38)	Quarterly	03/19/2035	COP	14,000,000,000	—	172,625	172,625
Pay	6 Month WIBOR	Semi-Annually	4.42	Annually	03/19/2030	PLN	141,000,000	—	313,742	313,742
Pay	6 Month EURIBOR	Semi-Annually	2.57	Annually	06/10/2030	EUR	41,333,892	—	474,705	474,705
Receive	TONAR	Annually	(1.09)	Annually	05/12/2035	JPY	3,360,000,000	—	477,779	477,779
Pay	BZDIOVRA	At Maturity	14.98	At Maturity	01/02/2029	BRL	82,252,969	—	867,058	867,058
Pay	BZDIOVRA	At Maturity	15.42	At Maturity	01/02/2029	BRL	82,611,331	—	1,139,192	1,139,192
Pay	BZDIOVRA	At Maturity	14.57	At Maturity	01/02/2029	BRL	161,807,673	—	1,242,193	1,242,193
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	19,200,000	—	2,049,556	2,049,556
Receive	COOVIBR	Quarterly	(4.20)	Quarterly	02/08/2031	COP	43,000,000,000	—	2,102,452	2,102,452
Receive	6 Month EURIBOR	Semi-Annually	(1.98)	Annually	01/24/2075	EUR	11,760,000	85,157	2,795,123	2,709,966
Subtotal — Appreciation								85,157	12,446,937	12,361,780
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	19,200,000	—	(2,060,550)	(2,060,550)
Pay	6 Month EURIBOR	Semi-Annually	2.12	Annually	12/06/2034	EUR	34,500,000	—	(1,699,944)	(1,699,944)
Pay	6 Month EURIBOR	Semi-Annually	2.18	Annually	05/08/2030	EUR	143,500,000	—	(1,252,024)	(1,252,024)
Receive	SOFR	Annually	(3.79)	Annually	12/31/2031	USD	115,420,000	—	(938,258)	(938,258)
Pay	28 Day MXN TIEF	28 days	7.42	28 days	06/16/2027	MXN	2,150,000,000	1,700	(251,508)	(253,208)
Pay	BZDIOVRA	At Maturity	13.35	At Maturity	01/02/2029	BRL	175,091,060	—	(141,815)	(141,815)
Receive	SOFR	Annually	(3.86)	Annually	07/15/2035	USD	40,070,000	—	(108,723)	(108,723)
Receive	KWCDC	Quarterly	(2.64)	Quarterly	02/19/2045	KRW	9,000,000,000	—	(93,407)	(93,407)
Pay	COOVIBR	Quarterly	8.83	Quarterly	06/18/2035	COP	14,000,000,000	—	(83,398)	(83,398)
Pay	SOFR	Annually	3.69	Annually	08/01/2027	USD	67,330,000	—	(39,184)	(39,184)
Receive	SOFR	Annually	(3.84)	Annually	08/01/2035	USD	16,000,000	—	(17,384)	(17,384)
Subtotal — Depreciation								1,700	(6,686,195)	(6,687,895)
Total Centrally Cleared Interest Rate Swap Agreements								$86,857	$5,760,742	$5,673,885

(a)	Centrally cleared swap agreements collateralized by $12,731,638 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00%	Quarterly	12/20/2029	1.830%	EUR	15,000,000	$1,602,124	$2,255,118	$652,994
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00	Quarterly	12/20/2029	0.476	EUR	32,485,667	5,824,217	6,630,421	806,204
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00	Quarterly	12/20/2029	1.830	EUR	10,000,000	1,096,548	1,503,412	406,864
Subtotal—Appreciation									8,522,889	10,388,951	1,866,062
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Credit Default Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)%	Quarterly	12/20/2026	0.059%	USD	24,585,577	$(1,399,656)	$(1,640,982)	$(241,326)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.138	USD	19,883,846	(1,747,112)	(2,189,400)	(442,288)
Subtotal—Depreciation									(3,146,768)	(3,830,382)	(683,614)
Total Over-The-Counter Credit Default Swap Agreements									$5,376,121	$6,558,569	$1,182,448

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,216,000.
(b)
Implied credit spreads represent the current level, as of July 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
SEK	—Swedish Krona
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$485,109,926	$—	$485,109,926
U.S. Dollar Denominated Bonds & Notes	—	159,747,131	588,000	160,335,131
U.S. Treasury Securities	—	150,854,658	—	150,854,658
Asset-Backed Securities	—	85,997,090	12,514,045	98,511,135
Common Stocks & Other Equity Interests	45,366,547	—	—	45,366,547
Commercial Paper	—	—	1,334,041	1,334,041
Money Market Funds	112,832,209	19,128,251	—	131,960,460
Options Purchased	496,025	53,611,128	—	54,107,153
Total Investments in Securities	158,694,781	954,448,184	14,436,086	1,127,579,051
Other Investments - Assets*
Futures Contracts	12,835	—	—	12,835
Forward Foreign Currency Contracts	—	33,576,871	—	33,576,871
Swap Agreements	—	14,339,106	—	14,339,106
	12,835	47,915,977	—	47,928,812
Other Investments - Liabilities*
Futures Contracts	(2,341,864)	—	—	(2,341,864)
Forward Foreign Currency Contracts	—	(31,774,986)	—	(31,774,986)
Options Written	(1,898,450)	(67,556,168)	—	(69,454,618)
Swap Agreements	—	(10,764,314)	—	(10,764,314)
	(4,240,314)	(110,095,468)	—	(114,335,782)
Total Other Investments	(4,227,479)	(62,179,491)	—	(66,406,970)
Total Investments	$154,467,302	$892,268,693	$14,436,086	$1,061,172,081

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended July 31, 2025:
	Value 10/31/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 07/31/25
Asset-Backed Securities	$13,006,825	$—	$—	$—	$—	$(492,780)	$—	$—	$12,514,045
Commercial Paper	—	1,235,276	—	87,326	—	11,439	—	—	1,334,041
U.S. Dollar Denominated Bonds & Notes	700,700	—	—	—	—	(112,700)	—	—	588,000
Total	$13,707,525	$1,235,276	$—	$87,326	$—	$(594,041)	$—	$—	$14,436,086
Invesco International Bond Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 07/31/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Asset-Backed Securities	$12,514,045	Restructured Allocated Value	Cost	$ 95	-
Common Stocks & Other Equity Interests	1,334,041	Daily Accretion to Par	Accretion Rate	12%	-
U.S. Dollar Denominated Bonds & Notes	588,000	Third-Party Pricing	Broker Quote	6% of Par	-
Total	$14,436,086
Invesco International Bond Fund